SEGMENT - Segment information (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SEGMENT
Total revenues	¥ 21,882	$ 3,082	€ 750	¥ 13,862	¥ 12,785
Adjusted EBITDA	6,874			610	1,571
Interest income	248	35		87	89
Interest expense	385	54		409	405
Income tax expense (benefit)	1,204	168		207	12
Depreciation and amortization	1,414	199		1,456	1,503
Share-based compensation	143	20		87	109
(Gain)loss from fair value changes of equity securities	(109)	(15)		359	96
Net (loss) income attributable to H World Group Limited	4,085	$ 575		(1,821)	(465)
Intersegment Eliminations
SEGMENT
Total revenues	(27)			(11)	(1)
Adjusted EBITDA	(1)			(3)	0
Legacy Huazhu | Operating Segments
SEGMENT
Total revenues	17,444			10,661	11,247
Adjusted EBITDA	6,772			725	2,032
Legacy DH | Operating Segments
SEGMENT
Total revenues	4,465			3,212	1,539
Adjusted EBITDA	¥ 103			¥ (112)	¥ (461)